LIBERTY TAX-MANAGED GROWTH FUND
                         LIBERTY TAX-MANAGED VALUE FUND
                       LIBERTY TAX-MANAGED GROWTH FUND II
                   LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND
                    LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND
                      LIBERTY INTERMEDIATE GOVERNMENT FUND
                       LIBERTY NEWPORT GREATER CHINA FUND
                            LIBERTY SELECT VALUE FUND
                    LIBERTY NEWPORT INTERNATIONAL EQUITY FUND
                                THE LIBERTY FUND
                         LIBERTY FEDERAL SECURITIES FUND
                         LIBERTY CONTRARIAN INCOME FUND
                        LIBERTY CONTRARIAN SMALL-CAP FUND
                             LIBERTY UTILITIES FUND
                          LIBERTY SMALL-CAP VALUE FUND
                          LIBERTY GROWTH & INCOME FUND
                        LIBERTY NEWPORT ASIA PACIFIC FUND
                           LIBERTY NEWPORT EUROPE FUND
                      LIBERTY FLOATING RATE ADVANTAGE FUND
                           LIBERTY FLOATING RATE FUND
                           LIBERTY MIDCAP GROWTH FUND
                          LIBERTY GROWTH INVESTOR FUND

                    Supplement to Class Z Share Prospectuses

The Class Z share prospectuses of the above Funds are amended to provide that investors in the following category are also eligible to purchase Class Z shares with no minimum initial investment:

o clients of the distributor's banking affiliate that meet certain wealth management criteria.


G-36/578J-0402                                                      May 1,2002